Schedule of Fair Value of Contingent Consideration (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Beginning balance, fair value of contingent consideration			$ 2,400	$ 6,200	$ 6,200	$ 7,602
Change in fair value of contingent consideration	$ 100	$ (1,900)	(100)	(1,900)	(3,800)	(1,402)
Ending balance, fair value of contingent consideration	$ 2,300	$ 4,300	$ 2,300	$ 4,300	$ 2,400	$ 6,200